Equity (Details) - Schedule of shareholder's composition - shares	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	101,017,081,114	101,017,081,114
% of Equity Holding (in percentage)	100.00%	100.00%
Lq Inversiones Financieras Sa [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	46,815,289,329	46,815,289,329
% of Equity Holding (in percentage)	46.34%	46.34%
Banchile Corredores De Bolsa S.a [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	6,119,467,747	5,708,422,261
% of Equity Holding (in percentage)	6.06%	5.65%
Inversiones LQ-SM Limitada [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	4,854,988,014	4,854,988,014
% of Equity Holding (in percentage)	4.81%	4.81%
Other Minority Shareholders [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	43,227,336,024	43,638,381,510
% of Equity Holding (in percentage)	42.79%	43.20%